Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
Sound Mind Investing Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – SOUND MIND INVESTING FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Sound Mind Investing Fund (the “SMI Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 135.60% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing in a diversified portfolio of other investment companies using a “Fund Upgrading” strategy. This strategy is a systematic investment approach that is based on the belief of the Fund’s adviser, SMI Advisory Services, LLC, that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Adviser to be most attractive at the time of analysis. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria.

The Fund primarily invests in open-end equity mutual funds and exchange-traded funds (“ETFs”) using its Fund Upgrading strategy. These underlying funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying funds also may invest in securities other than equities, including but not limited to, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions.

The Fund indirectly will bear its proportionate share of all management fees and other expenses of the underlying funds in which it invests. Therefore, the Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Fund’s assets among the various underlying funds in which it invests.

		The Adviser is under common control with the publisher of the Sound Mind Investing Newsletter (the “Newsletter”), a monthly financial publication that recommends a Fund Upgrading strategy similar to the strategy utilized by the Fund. Although mutual funds purchased by the Fund generally will be highly ranked in the Newsletter, the Fund may also invest in funds not included in the Newsletter, including funds not available to the general public but available only to institutional investors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund. Insofar as the Fund invests in ETFs and other investment companies, such ETFs and other investment companies may be directly subject to the risks described in this section of the prospectus.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of a company’s worth is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Securities Risks. When the Fund invests in another mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Style Risk. The Fund may invest in underlying funds that use growth- and/or value-oriented investing styles, or other styles. If the underlying fund’s portfolio manager incorrectly assesses the growth potential of companies in which the fund invests, the securities purchased may not perform as expected, reducing the underlying fund’s return and ultimately reducing the Fund’s return, or causing it to lose money on the investment. With respect to underlying value funds, the market may not agree with a value manager’s determination that the fund’s portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the Adviser believes are their full value. They may even decrease in value.

Small- and Mid-Cap Risk. To the extent the Fund invests in other investment companies that invest in small- and mid-cap companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual mutual fund or ETF can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that underlying funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. Underlying funds in the Fund’s portfolio may invest in fixed income securities, including high-yield debt securities (junk bonds), which are subject to a number of risks. For example, the issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. To the extent that the Fund invests in an underlying fund that invests in junk bonds and unrated securities of similar credit quality, the Fund may be subject to increased levels of interest rate and credit risk. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in other investment companies that invest in high- yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund or an underlying fund may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent that underlying funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. Underlying funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund’s performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an underlying fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Non-Diversification Risk. Underlying funds in which the Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the underlying fund may invest in the securities of a single issuer. Therefore, the value of the underlying fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

		Market Timing Risk. Because the Fund does not consider underlying funds’ policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Underlying funds in which the Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the underlying fund may invest in the securities of a single issuer. Therefore, the value of the underlying fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of two broad-based securities market indices. The Fund began operations on December 2, 2005 as a separate series of the Unified Series Trust (the “Predecessor Fund”). On February 28, 2013, the Predecessor Fund was reorganized as a new series of the Valued Advisers Trust. Performance shown below for the periods prior to February 28, 2013 are for the Predecessor Fund. This information provides some indication of the risks of investing in the Fund. Past performance of the Predecessor Fund and the Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of two broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 764-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.smifund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Predecessor Fund and the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 3rd Quarter, 2009, 18.57% Worst Quarter: 4th Quarter, 2008, (21.37)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

		Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.
Sound Mind Investing Fund | Sound Mind Investing Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Fee for Redemptions Paid by Wire	rr_RedemptionFee	15.00
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
1 year	rr_ExpenseExampleYear01	206
3 years	rr_ExpenseExampleYear03	637
5 years	rr_ExpenseExampleYear05	1,093
10 years	rr_ExpenseExampleYear10	2,358
2006	rr_AnnualReturn2006	14.19%
2007	rr_AnnualReturn2007	15.70%
2008	rr_AnnualReturn2008	(39.08%)
2009	rr_AnnualReturn2009	33.33%
2010	rr_AnnualReturn2010	18.75%
2011	rr_AnnualReturn2011	(7.24%)
2012	rr_AnnualReturn2012	10.51%
2013	rr_AnnualReturn2013	35.52%
2014	rr_AnnualReturn2014	3.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.37%)
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	11.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2005
Sound Mind Investing Fund | Return After Taxes on Distributions | Sound Mind Investing Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.06%)
5 Years	rr_AverageAnnualReturnYear05	9.57%
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2005
Sound Mind Investing Fund | Return After Taxes on Distributions and Sale of Fund Shares | Sound Mind Investing Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	8.82%
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2005
Sound Mind Investing Fund | S&P 500 Index (reflects no deductions for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2005
Sound Mind Investing Fund | Wilshire 5000 Index (reflects no deductions for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.71%
5 Years	rr_AverageAnnualReturnYear05	15.54%
Since Inception	rr_AverageAnnualReturnSinceInception	7.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2005